ACQUISITIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
ACQUISITIONS
ACQUISITIONS

3. ACQUISITIONS

2021 Acquisitions

Acquisition of EnvisionTEC

On February 16, 2021, the Company acquired EnvisionTEC US, LLC and its subsidiaries (“EnvisionTEC”) pursuant to a Purchase Agreement and Plan of Merger dated January 15, 2021. This acquisition adds a comprehensive portfolio in additive manufacturing across metals, polymers and composites and grow distribution channels both in quantity and through the addition of a vertically-focused channel. The Company paid consideration of $143.8 million in cash and issued 5,036,142 shares of the Company’s Common Stock with a fair value of $159.8 million as of the close of business on the transaction date.

The total purchase price was allocated to the identifiable assets acquired and liabilities assumed based on the Company’s preliminary estimates of their fair values on the acquisition date. The fair values assigned to EnvisionTEC’s tangible and intangible assets and liabilities assumed, and the related deferred tax assets and liabilities, are considered preliminary and are based on the information available at the date of the acquisition.

The following table summarizes the preliminary allocation of the purchase price to the estimated fair values of assets acquired and liabilities assumed (in thousands):

At February 16, 2021
Assets acquired:
Cash and cash equivalents	$859
Restricted cash	5,004
Accounts receivable	2,982
Inventory	8,852
Prepaid expenses and other current assets	1,081
Restricted cash - noncurrent	285
Property and equipment	1,440
Intangible assets	137,300
Other noncurrent assets	1,801
Total assets acquired	$159,604
Liabilities assumed:
Accounts payable	$1,443
Customer deposits	2,461
Current portion of lease liability	605
Accrued expenses and other current liabilities	13,711
Liability for income taxes	480
Deferred revenue	300
Current portion of long-term debt	898
Long-term debt	285
Deferred tax liability	32,966
Lease liability, net of current portion	1,189
Total liabilities assumed	$54,338
Net assets acquired	$105,266
Goodwill	$198,369

The estimated useful lives of the identifiable intangible assets acquired is as follows:

	Gross Value	Estimated Life
Acquired technology	$77,800	7 – 12 years
Trade name	8,600	13 years
Customer relationships	50,900	10 years
Total intangible assets	$137,300

The goodwill resulting from the purchase price allocation is attributable to the workforce of the acquired business (which is not eligible for separate recognition as an identifiable intangible asset) and the expected synergistic benefits of expanding the combined companies’ target markets both geographically and across industries. $36.6 million of the goodwill recognized is deductible for income tax purposes. The Company incurred $4.8 million of acquisition-related and other transactional charges, including integration costs, related to this acquisition, which are included in general and administrative expenses in the condensed consolidated statements of operations.

EnvisionTEC’s results are included in the Company’s consolidated results for the period from February 16, 2021 to June 30, 2021. For this period, EnvisionTEC’s net revenues were approximately $15.7 million and net loss was approximately $4.8 million.

Acquisition of Adaptive 3D

On May 7, 2021, the Company acquired Adaptive 3D Holdings, Inc. and its affiliates (“Adaptive 3D”) pursuant to a Purchase Agreement and Plan of Merger dated as of May 7, 2021. This acquisition expands the Company’s materials library to include photopolymer elastomers. The total purchase price is $61.8 million, consisting of $24.1 million paid in cash and 3,133,276 shares of the Company’s Common Stock with a fair value of $37.7 million as of the close of business on the transaction date.

The acquisition is accounted for as a business combination using the acquisition method of accounting. The total purchase price was allocated to the identifiable assets acquired and liabilities assumed based on the Company’s preliminary estimates of their fair values on the acquisition date. The fair values assigned to Adaptive 3D’s tangible and intangible assets and liabilities assumed, and the related deferred tax assets and liabilities, are considered preliminary and are based on the information available at the date of the acquisition.

The following table summarizes the preliminary allocation of the purchase price to the estimated fair values of assets acquired and liabilities assumed (in thousands):

At May 7, 2021
Assets acquired:
Cash and cash equivalents	$2,852
Restricted cash	4,046
Accounts receivable	504
Inventory	305
Prepaid expenses and other current assets	462
Property and equipment	558
Intangible assets	27,300
Other noncurrent assets	654
Total assets acquired	$36,681
Liabilities assumed:
Accounts payable	$280
Customer deposits
Current portion of lease liability	151
Accrued expenses and other current liabilities	4,146
PPP loan payable	311
Deferred revenue	12
Lease liability, net of current portion	502
Deferred tax liability	4,768
Total liabilities assumed	10,170
Net assets acquired	$26,511
Goodwill	$35,265

The estimated useful lives of the identifiable intangible assets acquired is as follows:

	Gross Value	Estimated Life
Acquired technology	$27,000	14 years
Trade name	300	5 years
Total intangible assets	$27,300

The goodwill resulting from the purchase price allocation is attributable to the workforce of the acquired business (which is not eligible for separate recognition as an identifiable intangible asset) and the expected synergistic benefits of expanding the combined companies’ target markets both geographically and across industries. The goodwill recognized is not deductible for income tax purposes. The Company incurred $0.3 million of acquisition-related and other transactional charges, including integration costs, related to this acquisition, which are included in general and administrative expenses in the condensed consolidated statements of operations.

Adaptive 3D’s results are included in the Company’s consolidated results for the period from May 7, 2021 to June 30, 2021. For this period, Adaptive 3D’s revenues were approximately $0.3 million, and its net loss was approximately $0.7 million.

Acquisition of Aerosint

On June 24, 2021, the Company entered into a Share Purchase Agreement with DM Belgium BV/SRL, Aerosint SA, the sellers named therein and representatives of such sellers (collectively “Aerosint”), pursuant to which the Company acquired all outstanding securities of Aerosint. Through this acquisition, the Company expands its portfolio of technologies with the addition of multi-material printing capabilities. The total purchase price is $17.7 million, consisting of $6.2 million paid in cash and 879,922 shares of the Company’s Common Stock with a fair value of $11.5 million as of the close of business on the transaction date. Additionally, the Company may be required to pay contingent consideration based on the achievement of revenue metrics and technical milestones over the three-year period following the transaction date, with a fair value of $6.1 million as of the transaction date.

The acquisition is accounted for as a business combination using the acquisition method of accounting. The total purchase price was allocated to the identifiable assets acquired and liabilities assumed based on the Company’s preliminary estimates of their fair values on the acquisition date. The fair values assigned to Aerosint’s tangible and intangible assets and liabilities assumed, and the related deferred tax assets and liabilities, are considered preliminary and are based on the information available at the date of the acquisition. The Company is in the process of finalizing its purchase price allocation, and the tax basis of the assets and liabilities acquired. This may result in potential adjustments to the carrying value of the respective recorded assets and liabilities, establishment of certain intangible assets, revisions of useful lives of intangible assets, establishment of potential acquisition contingencies, and the determination of any residual amount that will be allocated to goodwill. Adjustments that impact the deferred tax liability recorded in the business combination could result in an increase or decrease in the Company’s recorded valuation allowance that will be recognized in the accompanying statement of operations.

The Aerosint Acquisition included contingent consideration related to revenue metrics and technical milestones, of which $1.4 million is expected to be paid out over the next twelve months and is therefore classified as a current liability. The Company will pay up to $5.5 million of contingent consideration based on stated revenue metric, which has a fair value of $4.6 million as of the date of acquisition and as of June 30, 2021. If Aerosint reaches certain product mass production technical milestones, the Company will pay out a maximum of $2.0 million in contingent consideration, which has a fair value of $1.5 million as of the date of acquisition and as of June 30, 2021. As of the date of acquisition and as of June 30, 2021, $1.4 million of contingent consideration is recorded in current portion of contingent consideration in the consolidated balance sheet, and the remaining $4.7 million is recorded in contingent consideration, net of current portion in the condensed consolidated balance sheets.

The following table summarizes the preliminary allocation of the purchase price to the estimated fair values of assets acquired and liabilities assumed (in thousands):

At June 24, 2021
Assets acquired:
Cash and cash equivalents	$419
Accounts receivable	34
Inventory	166
Prepaid expenses and other current assets	697
Property and equipment	369
Intangible assets	11,726
Other noncurrent assets	336
Total assets acquired	$13,747
Liabilities assumed:
Accounts payable	$58
Customer deposits	283
Current portion of lease liability	100
Accrued expenses and other current liabilities	169
Deferred revenue	810
Current portion of contingent consideration	1,429
Lease liability, net of current portion	226
Contingent consideration, net of current portion	4,655
Deferred tax liability	3,524
Total liabilities assumed	$11,254
Net assets acquired	$2,493
Goodwill	$15,174

The estimated useful lives of the identifiable intangible assets acquired is as follows:

	Gross Value	Estimated Life
Acquired technology	$11,547	11.5 years
Trade name	179	4.5 years
Total intangible assets	$11,726

The goodwill resulting from the purchase price allocation is attributable to the workforce of the acquired business (which is not eligible for separate recognition as an identifiable intangible asset) and the expected synergistic benefits of expanding the combined companies’ target markets both geographically and across industries. The goodwill recognized is not deductible for income tax purposes. The Company incurred $0.9 million of acquisition-related and other transactional charges, including integration costs, related to this acquisition, which are included in general and administrative expenses in the condensed consolidated statements of operations.

Aerosint’s results are included in the Company’s consolidated results for the period from June 24, 2021 to June 30, 2021. For this period, Aerosint’s revenues and net loss were immaterial.

Pro Forma Information

The following pro forma financial information is based on the historical financial statements of the Company and presents the Company’s results as if the acquisitions of EnvisionTEC, Adaptive 3D and Aerosint had occurred on January 1, 2020 (in thousands):

	Six Months Ended June 30,
	2021	2020
Net revenues	$34,883	$28,974
Net income (loss)	$(108,357)	$(53,497)

The pro forma financial information was computed by combining the historical financial information of the Company and EnvisionTEC, Adaptive 3D and Aerosint along with the effects of the acquisition method of accounting for business combinations as though the companies were combined on January 1, 2020. The pro forma information does not reflect the potential benefits of cost and funding synergies, opportunities to earn additional revenues, or other factors, and therefore does not represent what the actual net revenues and net income (loss) would have been had the companies been combined as of this date.

2021 Asset Acquisition

Acquisition of Beacon Bio

On June 10, 2021, the Company acquired Beacon Bio, Inc. (“Beacon Bio”) pursuant to a Stock Purchase Agreement. The purchase price consisted of cash consideration of $6.1 million, including transaction costs of $0.2 million, and 334,370 shares of Common Stock with a fair value of $4.3 million as of the close of business on the transaction date. The cash consideration includes a simple agreement for future equity investment of $1.0 million made by the Company in advance of the acquisition that was settled in the acquisition. Beacon Bio is engaged in research and development of PhonoGraft technology. The Company concluded the arrangement did not result in the acquisition of a business, as substantially all of the fair value of the gross assets acquired was concentrated in in-process research and development for which there was no alternative future use. Therefore, the Company accounted for the arrangement as an asset acquisition. In connection with the acquisition, the Company issued additional restricted stock units to retain research and development employees and contractors of Beacon Bio through the expected term to complete the development, which vest over a service period of 3 years and are accounted for as post-combination expense.

The acquired in-process research and development asset consists of a license to commercialize the PhonoGraft technology. Due to the stage of development of this license at the date of the acquisition, significant research, development, and risk remained, and it was not yet probable that there was future economic benefit from this asset. Absent successful clinical results and regulatory approval for this asset, there was no alternative future use associated with this asset. Accordingly, the value of the asset was expensed in the condensed consolidated statements of operations and no deferred tax liability has been recorded.

2020 Acquisition

Business Combination

On December 9, 2020, the Company and Trine consummated the Business Combination, with Legacy Desktop Metal surviving the merger as a wholly-owned subsidiary of Trine. Upon the consummation of the Business Combination, each share of Legacy Desktop Metal capital stock issued and outstanding was converted into the right to receive 1.22122 shares (the “Exchange Ratio”) of the Company’s common stock (the “Per Share Merger Consideration”).

Upon the closing of the Business Combination, Trine’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 550,000,000 shares, of which 500,000,000 shares were designated common stock; $0.0001 par value per share, and of which 50,000,000 shares were designated preferred stock, $0.0001 par value per share.

In connection with the execution of the definitive agreement for the Business Combination, Trine entered into separate subscription agreements (each, a “Subscription Agreement”) with a number of investors (each, a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and Trine agreed to sell to the Subscribers, an aggregate of 27,497,500 shares of the Company’s Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $275 million, in a private placement pursuant to the subscription agreements (the “PIPE financing”). The PIPE financing closed simultaneously with the consummation of the Business Combination.

The Business Combination is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Trine was treated as the “acquired” company for financial reporting purposes. See Note 1 “Organization and Nature of Business” for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Desktop Metal issuing stock for the net assets of Trine, accompanied by a recapitalization. The net assets of Trine are stated at historical cost, with no goodwill or other intangible assets recorded.

Prior to the Business Combination, Legacy Desktop Metal and Trine filed separate standalone federal, state and local income tax returns. As a result of the Business Combination, structured as a reverse recapitalization for tax purposes, Desktop Metal, Inc. (f/k/a Trine Acquisition Corp.), became the parent of the consolidated filing group, with Desktop Metal Operating, Inc. (f/k/a Desktop Metal, Inc.) as a subsidiary.

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity for the year ended December 31, 2020:

Recapitalization
Cash – Trine's trust and cash (net of redemptions)	$305,084,695
Cash – PIPE financing	274,975,000
Less: transaction costs and advisory fees paid	(45,463,074)
Net proceeds from reverse recapitalization	534,596,621
Plus: non-cash net liabilities assumed(1)	(152,394,714)
Less: accrued transaction costs and advisory fees	(1,900,793)
Net contributions from reverse recapitalization	$380,301,114

(1)	Includes $149.7 million of non-cash warrant liability assumed.

The number of shares of common stock issued immediately following the consummation of the Business Combination:

Number of Shares
Common stock, outstanding prior to Business Combination	30,015,000
Less: redemption of Trine shares	(26,049)
Common stock of Trine	29,988,951
Trine Founder Shares	5,552,812
Trine Director Shares	100,000
Shares issued in PIPE financing	27,497,500
Business Combination and PIPE financing shares	63,139,263
Legacy Desktop Metal shares (1)	161,487,334
Total shares of common stock immediately after Business Combination	224,626,597
(1)	The number of Legacy Desktop Metal shares was determined from the shares of Legacy Desktop Metal shares outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio of 1.22122. All fractional shares were rounded down.

In connection with the Business Combination, 7,403,750 Trine Founder Shares were issued. Pursuant to the Business Combination agreement, 75% of the Founder shares, or 5,552,812 shares, vested at the close of the Business Combination, with the remaining 25%, or 1,850,938 shares, vesting if the Company trades at $12.50 per share or higher for any 20 trading days within a 30-day window by the fifth anniversary of the Business Combination. The vesting criteria was met on January 8, 2021.

3. ACQUISITIONS

Business Combination

On December 9, 2020, the Company and Trine consummated the Business Combination, with Legacy Desktop Metal surviving the merger as a wholly-owned subsidiary of Trine. Upon the consummation of the Business Combination, each share of Legacy Desktop Metal capital stock issued and outstanding was converted into the right to receive 1.22122 shares (the “Exchange Ratio”) of the Company’s common stock (the “Per Share Merger Consideration”).

Upon the closing of the Business Combination, Trine’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 550,000,000 shares, of which 500,000,000 shares were designated common stock; $0.0001 par value per share, and of which 50,000,000 shares were designated preferred stock, $0.0001 par value per share.

In connection with the execution of the definitive agreement for the Business Combination, Trine entered into separate subscription agreements (each, a “Subscription Agreement”) with a number of investors (each, a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and Trine agreed to sell to the Subscribers, an aggregate of 27,497,500 shares of the Company’s Common Stock, for a purchase price of $10.00 per share and an aggregate purchase price of $275 million, in a private placement pursuant to the subscription agreements (the “PIPE financing”). The PIPE financing closed simultaneously with the consummation of the Business Combination.

The Business Combination is accounted for as a reverse recapitalization in accordance with GAAP. Under this method of accounting, Trine was treated as the “acquired” company for financial reporting purposes. See Note 1 “Organization and Nature of Business” for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of Desktop Metal issuing stock for the net assets of Trine, accompanied by a recapitalization. The net assets of Trine are stated at historical cost, with no goodwill or other intangible assets recorded.

Prior to the Business Combination, Legacy Desktop Metal and Trine filed separate standalone federal, state and local income tax returns. As a result of the Business Combination, structured as a reverse recapitalization for tax purposes, Desktop Metal, Inc. (f/k/a Trine Acquisition Corp.), became the parent of the consolidated filing group, with Desktop Metal Operating, Inc. (f/k/a Desktop Metal, Inc.) as a subsidiary.

The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity for the year ended December 31, 2020:

Recapitalization (as restated)
Cash – Trine's trust and cash (net of redemptions)	$305,084,695
Cash – PIPE financing	274,975,000
Less: transaction costs and advisory fees paid	(45,463,074)
Net proceeds from reverse recapitalization	534,596,621
Plus: non-cash net liabilities assumed (1)	(152,394,714)
Less: accrued transaction costs and advisory fees	(1,900,793)
Net contributions from reverse recapitalization	$380,301,114
(1)	Includes $149.7 million of non-cash warrant liability assumed.

The number of shares of common stock issued immediately following the consummation of the Business Combination:

Number of Shares
Common stock, outstanding prior to Business Combination	30,015,000
Less: redemption of Trine shares	(26,049)
Common stock of Trine	29,988,951
Trine Founder Shares	5,552,812
Trine Director Shares	100,000
Shares issued in PIPE financing	27,497,500
Business Combination and PIPE financing shares	63,139,263
Legacy Desktop Metal shares (1)	161,487,334
Total shares of common stock immediately after Business Combination	224,626,597
(1)	The number of Legacy Desktop Metal shares was determined from the shares of Legacy Desktop Metal shares outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio of 1.22122. All fractional shares were rounded down.

In connection with the Business Combination, 7,403,750 Trine Founder Shares were issued. Pursuant to the Business Combination agreement, 75% of the Founder shares, or 5,552,812 shares, vested at the close of the Business Combination, with the remaining 25%, or 1,850,938 shares, vesting if the Company trades at $12.50 per share or higher for any 20 trading days within a 30-day window by the fifth anniversary of the Business Combination. As of December 31, 2020, 20 trading days had not yet passed since the date of the Business Combination, and the shares remained unvested and held in escrow. The vesting criteria was met on January 8, 2021.

2020 Acquisitions

In December 2020, the Company acquired all issued and outstanding membership interests of Figur Machine Tools, LLC (“Figur”) for a total purchase price of $3.5 million. Figur is engaged in research and development of 3D metal forming for sheet metal. The Company concluded the arrangement did not result in the acquisition of a business, as substantially all of the fair value of the gross assets acquired was concentrated in a single acquired technology asset and the Company did not obtain any substantive processes in connection with this acquisition. Therefore, the Company accounted for the arrangement as an asset acquisition. The fair value attributable to the acquired assets was $3.5 million, which was recorded as acquired technology in the Company’s consolidated balance sheet.

In October 2020, the Company acquired all outstanding shares of Forust Corporation (“Forust”) for a total purchase price of $2.5 million. The purchase price consisted of cash consideration of $2.0 million and $0.5 million of consideration relating to 61,061 shares of Common Stock. The Company paid $1.8 million at closing and will pay the additional $0.2 million within one year. Forust is engaged in research and development of 3D printing of wood products using sawdust in the process of additive manufacturing. The Company concluded the arrangement did not result in the acquisition of a business, as substantially all of the fair value of the gross assets acquired was concentrated in a single acquired technology asset and the Company did not obtain any substantive processes in connection with this acquisition. Therefore, the Company accounted for the arrangement as an asset acquisition. The fair value attributable to the acquired assets was $2.5 million, which was recorded as acquired technology in the Company’s consolidated balance sheet. In connection with the acquisition, the Company issued additional restricted stock units to employees and contractors of Forust which vest over a service period of two years and are accounted for as post-combination expense.

2019 Acquisitions

In July 2019, the Company acquired all outstanding shares of Make Composites, Inc. (“Make”) for a total purchase price of $5.4 million through the issuance of 873,203 shares of the Company’s Common Stock. Make is a composite printer research and development company that was acquired primarily for the complementary technology. The Company incurred transaction costs totaling $0.1 million that are included in general and administrative expenses in the consolidated statements of operations. The purchase price was allocated with $1.9 million to goodwill, $3.2 million to acquired technology, and $0.3 million to acquired tangible assets, consisting primarily of cash. The Company recorded a gain of $1.4 million on its original non-controlling investment of Make. This gain is recorded in interest and other income, net in the consolidated statements of operations. The goodwill acquired is deductible for income tax purposes. As of December 31, 2019, the Company’s accounting for the acquisition is complete. In connection with the acquisition, the Company issued restricted stock, options and warrants to employees and contractors of Make which have future service obligations to vest and are accounted for as post-combination expense.

In March 2019, the Company acquired all outstanding shares of addLEAP AB, a Swedish3D printer research and development company, for a purchase price of $0.4 million paid in cash. The acquisition was completed to further the Company’s advances in 3D printing. The purchase price was allocated to $0.3 million of goodwill and $0.1 million of acquired technology. Total transaction costs of $0.1 million are included in general and administrative expenses in the consolidated statements of operations. The goodwill acquired is deductible for income tax purposes. As of December 31, 2019, the Company’s accounting for the acquisition is complete. In connection with the acquisition, the Company issued 74,843 shares of restricted stock that have future service obligations to vest and are accounted for as post-combination expense.